Income Tax	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income Tax	Income Tax
The Company is incorporated in the BVI. The BVI does not impose corporate income taxes. Our operations are conducted through various subsidiaries in a number of countries throughout the world with significant operations in Uruguay, where we operate in a free trade zone. Consequently, income tax has been provided based on the laws and rates in effect in the countries in which operations are conducted or in which our subsidiaries are considered resident for corporate income tax purposes, including Argentina, China, Israel, the Netherlands, Spain, Uruguay, and the United States.

The components of income tax expense were as follows:

	Six Months Ended June 30,
	2023	2022
Loss before income tax	$(27,727)	$(5,978)
Provision for income tax	$2,124	$2,143
Effective tax rate	(7.7%)	(35.9%)
Our effective tax rate for the six months ended June 30, 2023 differs from the BVI statutory rate of 0%. We maintain the exception under ASC 740-270-30-36(b), Accounting for Income Taxes, for jurisdictions that do not have reliable estimates of income. We have used a year-to-date methodology to determine the effective tax rate for the six months ended June 30, 2023 and 2022.
The Company recognizes uncertain income tax positions when it is not more-likely-than-not a tax position will be sustained upon examination. As of June 30, 2023, the Company has recognized uncertain tax positions related to positions taken in Argentina and Spain. If necessary, the Company accrues interest and penalties related to uncertain tax positions as a component of the income tax provision.

A reconciliation of the beginning and ending amounts of our gross unrecognized tax benefits is as follows:

Six Months Ended June
2023
Balance at January 1, 2023	$3,889
Increases (decreases) in tax positions related to prior periods	(1,150)
Balance at June 30, 2023	$2,739

The Company believes that it is reasonably possible that a decrease of up to $0.2 million in unrecognized tax benefits related to foreign exposures may be necessary within the coming year.